Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common shares	Preferred shares	Additional paid-in capital	Accumulated other comprehensive loss	Currency translation adjustment	Unfunded pension obligation	Unrealized gain (loss) on investments	Retained earnings	Retained earnings Cumulative effect of adoption of accounting guidance
Balance at beginning of year at Dec. 31, 2018		$ 0	$ 28,169	$ 2,396,530	$ (138,634)	$ (131,700)	$ (9,185)	$ 2,251	$ 4,230,449	$ 0
Issuance of preferred shares			0	0
Redemption of preferred shares			0	0
Change in currency translation adjustment	$ 71,796					71,796
Change in unfunded pension obligation, net of tax	(6,803)						(6,803)
Change in fair value of designated cash flow hedges, net of reclassification adjustment	(1,877)							(1,877)
Change in unrealized gains or losses on investments, net of tax	(407)							(407)
Net income	936,748								936,748
Dividends on common shares									(199,386)
Dividends on preferred shares	(46,416)								(46,416)
Loss on redemption of preferred shares	0								0
Balance at end of year at Dec. 31, 2019	7,270,169	0	28,169	2,396,530	(75,925)	(59,904)	(15,988)	(33)	4,921,395	(14,305)
Balance at end of period, tax impact							4,379	0
Issuance of preferred shares			0	0
Redemption of preferred shares			(2,679)	(61,966)
Change in currency translation adjustment	(5,884)					(5,884)
Change in unfunded pension obligation, net of tax	(14,383)						(14,383)
Change in fair value of designated cash flow hedges, net of reclassification adjustment	0							0
Change in unrealized gains or losses on investments, net of tax	187							187
Net income	254,189								254,189
Dividends on common shares									(50,000)
Dividends on preferred shares	(45,990)								(45,990)
Loss on redemption of preferred shares	(2,341)								(2,341)
Balance at end of year at Dec. 31, 2020	$ 7,326,997	0	25,490	2,334,564	(96,005)	(65,788)	(30,371)	154	5,062,948	$ 0
Accounting Standards Update	Accounting Standards Update 2016-13 [Member]
Balance at end of period, tax impact							7,559	0
Issuance of preferred shares			8,000	185,887
Redemption of preferred shares			(25,490)	(590,517)
Change in currency translation adjustment	$ 43,120					43,120
Change in unfunded pension obligation, net of tax	23,307						23,307
Change in fair value of designated cash flow hedges, net of reclassification adjustment	0							0
Change in unrealized gains or losses on investments, net of tax	(128)							(128)
Net income	723,404								723,404
Dividends on common shares									(106,667)
Dividends on preferred shares	(22,693)								(22,693)
Loss on redemption of preferred shares	(21,234)								(21,234)
Balance at end of year at Dec. 31, 2021	$ 7,543,986	$ 0	$ 8,000	$ 1,929,934	$ (29,706)	$ (22,668)	(7,064)	26	$ 5,635,758
Balance at end of period, tax impact							$ 1,840	$ 0